Contingencies and Commitments	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Contingencies and Commitments	Contingencies and Commitments
Contingencies
Litigation and Regulatory Proceedings
We are involved in a number of litigation and regulatory proceedings including those described below. Many of these proceedings are in early stages, and many of them seek or may seek damages and penalties, the amount of which is indeterminate. Our total accrued liability in respect of litigation and regulatory proceedings is determined on a case-by-case basis and represents an estimate of probable losses after considering, among other factors, the progress of each case or proceeding, our experience and the experience of others in similar cases or proceedings, and the opinions and views of legal counsel. Significant judgment is required in making these estimates and our final liabilities may ultimately be materially different.
Business Operations. We are involved in various lawsuits and disputes incidental to our business operations, including commercial disputes, personal injury claims, royalty claims, property damage claims and contract actions.
We and other natural gas producers have been named in various lawsuits alleging underpayment of royalties and other shares of the proceeds of production. The lawsuits against us allege, among other things, that we used below-market prices, made improper deductions, utilized improper measurement techniques, entered into arrangements with affiliates that resulted in underpayment of amounts owed in connection with the production and sale of natural gas and NGL, or similar theories. These lawsuits include cases filed by individual royalty owners and putative class actions, some of which seek to certify a statewide class. The lawsuits seek compensatory, consequential, treble, and punitive damages, restitution and disgorgement of profits, declaratory and injunctive relief regarding our payment practices, pre-and post-judgment interest, and attorney’s fees and costs. Plaintiffs have varying provisions in their respective leases, oil and gas law varies from state to state, and royalty owners and producers differ in their interpretation of the legal effect of lease provisions governing royalty calculations. We have resolved a number of these claims through negotiated settlements of past and future royalty obligations and have prevailed in various other lawsuits. We are currently defending numerous lawsuits seeking damages with respect to underpayment of royalties or other shares of the proceeds of production in multiple states where we have operated, including those discussed below.
On December 9, 2015, the Commonwealth of Pennsylvania, by the Office of Attorney General, filed a lawsuit in the Bradford County Court of Common Pleas related to royalty underpayment and lease acquisition and accounting practices with respect to properties in Pennsylvania. The lawsuit, which primarily relates to the Marcellus Shale and Utica Shale, alleges that we violated the Pennsylvania Unfair Trade Practices and Consumer Protection Law (UTPCPL) by making improper deductions and entering into arrangements with affiliates that resulted in underpayment of royalties. The lawsuit includes other UTPCPL claims and antitrust claims, including that a joint exploration agreement to which we are a party established unlawful market allocation for the acquisition of leases. The lawsuit seeks statutory restitution, civil penalties and costs, as well as a temporary injunction from exploration and drilling activities in Pennsylvania until restitution, penalties and costs have been paid, and a permanent injunction from further violations of the UTPCPL. We intend to vigorously defend these claims.
Putative statewide class actions in Pennsylvania and Ohio and purported class arbitrations in Pennsylvania have been filed on behalf of royalty owners asserting various claims for damages related to alleged underpayment of royalties as a result of the divestiture of substantially all of our midstream business and most of our gathering assets in 2012 and 2013. These cases include claims for violation of and conspiracy to violate the federal Racketeer Influenced and Corrupt Organizations Act and for an unlawful market allocation agreement for mineral rights, intentional interference with contractual relations, and violations of antitrust laws related to purported markets for gas mineral rights, operating rights and gas gathering sources. These lawsuits seek in aggregate compensatory, consequential, treble, and punitive damages, restitution and disgorgement of profits, declaratory and injunctive relief regarding our royalty payment practices, pre-and post-judgment interest, and attorney’s fees and costs. On December 20, 2017 and August 9, 2018, we reached tentative settlements to resolve substantially all Pennsylvania civil royalty cases for a total of approximately $36 million.
We believe losses are reasonably possible in certain of the pending royalty cases for which we have not accrued a loss contingency, but we are currently unable to estimate an amount or range of loss or the impact the actions could have on our future results of operations or cash flows. Uncertainties in pending royalty cases generally include the complex nature of the claims and defenses, the potential size of the class in class actions, the scope and types of the properties and agreements involved, and the applicable production years.
On July 24, 2018, Healthcare of Ontario Pension Plan (HOOPP) filed a demand for arbitration with the American Arbitration Association regarding HOOPP’s purchase of our interest in Chaparral Energy, Inc. stock for $215 million on January 5, 2014. HOOPP claims that we engaged in material misrepresentations and fraud, and that we violated the Exchange Act and Oklahoma Uniform Securities Act. HOOPP seeks either rescission or $215 million in monetary damages, and in either case, interest, attorney’s fees, disgorgement and punitive damages. We intend to vigorously defend these claims.
In February 2019, a putative class action lawsuit in the District Court of Dallas County, Texas was filed against FTS International, Inc. (“FTSI”), certain investment banks, FTSI’s directors including certain of our officers and certain shareholders of FTSI including us. The lawsuit alleges various violations of Sections 11 (with respect to certain of our officers in their capacities as directors of FTSI) and 15 (with respect to such officers and us) of the Securities Act of 1933 in connection with public disclosure made during the initial public offering of FTSI. The suit seeks damages in excess of $1,000,000 and attorneys’ fees and other expenses. We intend to vigorously defend these claims.
Environmental Contingencies
The nature of the oil and gas business carries with it certain environmental risks for us and our subsidiaries. We have implemented various policies, programs, procedures, training and audits to reduce and mitigate such environmental risks. We conduct periodic reviews, on a company-wide basis, to assess changes in our environmental risk profile. Environmental reserves are established for environmental liabilities for which economic losses are probable and reasonably estimable. We manage our exposure to environmental liabilities in acquisitions by using an evaluation process that seeks to identify pre-existing contamination or compliance concerns and address the potential liability. Depending on the extent of an identified environmental concern, we may, among other things, exclude a property from the transaction, require the seller to remediate the property to our satisfaction in an acquisition or agree to assume liability for the remediation of the property.
We are named as a defendant in numerous lawsuits in Oklahoma alleging that we and other companies have engaged in activities that have caused earthquakes. These lawsuits seek compensation for injury to real and personal property, diminution of property value, economic losses due to business interruption, interference with the use and enjoyment of property, annoyance and inconvenience, personal injury and emotional distress.  In addition, they seek the reimbursement of insurance premiums and the award of punitive damages, attorneys’ fees, costs, expenses and interest. We intend to vigorously defend these claims.
We previously disclosed ongoing discussions between our subsidiary, Chesapeake Appalachia, L.L.C. (“CALLC”) and the Pennsylvania Department of Environmental Protection related to gas migration in the vicinity of certain of our wells in Bradford County. Those concerns were resolved by the parties on August 28, 2019.  Pursuant to the settlement, CALLC paid a civil penalty of less than $100,000.
Other Matters
Based on management’s current assessment, we are of the opinion that no pending or threatened lawsuit or dispute relating to our business operations is likely to have a material adverse effect on our future consolidated financial position, results of operations or cash flows. The final resolution of such matters could exceed amounts accrued, however, and actual results could differ materially from management’s estimates.
Commitments
Gathering, Processing and Transportation Agreements
We have contractual commitments with midstream service companies and pipeline carriers for future gathering, processing and transportation of oil, natural gas and NGL to move certain of our production to market. Working interest owners and royalty interest owners, where appropriate, will be responsible for their proportionate share of these costs. Commitments related to gathering, processing and transportation agreements are not recorded as obligations in the accompanying consolidated balance sheets; however, they are reflected in our estimates of proved reserves.
The aggregate undiscounted commitments under our gathering, processing and transportation agreements, excluding any reimbursement from working interest and royalty interest owners, credits for third-party volumes or future costs under cost-of-service agreements, are presented below:

December 31, 2019
($ in millions)
2020	$1,136
2021	1,033
2022	913
2023	789
2024	690
2025 – 2034	3,479
Total	$8,040
In addition, we have entered into long-term agreements for certain natural gas gathering and related services within specified acreage dedication areas in exchange for cost-of-service based fees redetermined annually, or tiered fees based on volumes delivered relative to scheduled volumes. Future gathering fees may vary with the applicable agreement.
Service Contract
We have contracts with third-party contractors to provide maintenance and other services to generators and natural gas compressors. These commitments are not recorded as an obligation in the accompanying consolidated balance sheets. The aggregate undiscounted minimum future payments under these service contracts are detailed below.

December 31, 2019
($ in millions)
2020	$7
2021	7
2022	2
Total	$16
Other Commitments
As part of our normal course of business, we enter into various agreements providing, or otherwise arranging for, financial or performance assurances to third parties on behalf of our wholly owned guarantor subsidiaries. These agreements may include future payment obligations or commitments regarding operational performance that effectively guarantee our subsidiaries’ future performance.
In connection with acquisitions and divestitures, our purchase and sale agreements generally provide indemnification to the counterparty for liabilities incurred as a result of a breach of a representation or warranty by the indemnifying party and/or other specified matters. These indemnifications generally have a discrete term and are intended to protect the parties against risks that are difficult to predict or cannot be quantified at the time of entering into or consummating a particular transaction. For divestitures of oil and natural gas properties, our purchase and sale agreements may require the return of a portion of the proceeds we receive as a result of uncured title or environmental defects.
While executing our strategic priorities, we have incurred certain cash charges, including contract termination charges, financing extinguishment costs and charges for unused natural gas transportation and gathering capacity.